Note 8 - Intangible Assets	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
NOTE
8
Intangible Assets
The Company’
s intangible assets consist of core deposit intangibles, goodwill, and mortgage servicing rights. A summary of mortgage servicing rights activity for
2016
and
2015
is as follows:

(Dollars in thousands)	2016	2015
Mortgage servicing rights:
Balance, beginning of year	$1,499	1,507
Originations	706	547
Amortization	(601)	(555)
Balance, end of year	1,604	1,499
Valuation reserve	0	0
Mortgage servicing rights, net	$1,604	1,499
Fair value of mortgage servicing rights	$2,952	2,590

All of the single family loans sold where the Company continues to service the loans are serviced for Federal
National Mortgage Association (FNMA) under the individual loan sale program. The following is a summary of the risk characteristics of the loans being serviced for FNMA at
December
31,
2016:

(Dollars in thousands)	Loan Principal Balance	Weighted Av erage Interest Rate	Weighted Average Remaining Term (months)	Number of Loans
Original term:
30 year fixed rate	$235,933	4.07%	305	1,953
15 year fixed rate	110,377	3.12	140	1,163
Adjustable rate	57	2.75	293	2

The gross carrying amount of intangible assets and the associated accumulated amortization at
December
31,
2016
and
2015
are presented in the following table. Amortization expense for intangible assets was
$0.7
million,
$0.6
million, and
$0.5
million for the years ended
December
31,
2016,
2015,
and
2014,
respectively.

	Gross		Unamortized
	Carrying	Accumulated	Intangible
(Dollars in thousands)	Amount	Amortization	Assets
December 31, 2016
Mortgage servicing rights	$3,954	(2,350)	1,604
Core deposit intangible	574	(120)	454
Goodwill	802	0	802
Total	$5,330	(2,470)	2,860

December 31, 2015
Mortgage servicing rights	$3,739	(2,240)	1,499
Core deposit intangible	421	(28)	393
Total	$4,160	(2,268)	1,892

The following table indicates the estimated future amortization expense for amortizing intangible assets:

(Dollars in thousands)	Mortgage Servicing Rights	Core Deposit Intangible	Total Amortizing Intangible Assets
Year ended December 31,
2017	$440	99	539
2018	350	99	449
2019	297	99	396
2020	215	99	314
2021	162	47	209
Thereafter	140	11	151
	$1,604	454	2,058

No amortization expense relating to goodwill is recorded as generally accepted accounting principles do not allow goodwill to be amortized, but require that it be tested for impairment at least annually, or sooner, if there are indications that impairment may
exist.

Projections of amortization are based on asset balances and the interest rate environment that existed at
December
31,
2016.
The Company®€™
s actual experience
may
be significantly different depending upon changes in mortgage interest rates and other market conditions.